UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1 North Wacker Drive Chicago, IL 60606-2825
(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—43.2%
Aerospace & defense—0.4%
Spirit AeroSystems Holdings, Inc., Class A	13,055	1,068,943

Airlines—0.6%
Delta Air Lines, Inc.	22,018	1,336,713

Auto components—0.3%
Aptiv PLC	9,882	710,516

Banks—1.9%
First Republic Bank	4,616	457,676
JPMorgan Chase & Co.	19,684	2,188,664
Wells Fargo & Co.	33,499	1,818,326
		4,464,666
Biotechnology—1.5%
Alexion Pharmaceuticals, Inc.*	6,397	787,790
Alnylam Pharmaceuticals, Inc.*	7,348	596,364
Bluebird Bio, Inc.*,1	1,718	211,125
Coherus Biosciences, Inc.*,1	15,654	173,133
Incyte Corp.*	16,735	1,075,224
Ironwood Pharmaceuticals, Inc.*,1	44,308	612,337
Lexicon Pharmaceuticals, Inc.*,1	23,608	191,225
		3,647,198
Building products—0.7%
Allegion PLC	9,200	842,628
Masco Corp.	25,519	808,697
		1,651,325
Capital markets—0.4%
Ameriprise Financial, Inc.	7,788	1,010,493

Chemicals—0.5%
Ashland Global Holdings, Inc.	11,399	933,464
Sherwin-Williams Co./The	858	363,852
		1,297,316
Commercial services & supplies—0.5%
MSA Safety, Inc.	7,529	820,586

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Stericycle, Inc.*	8,613	414,027
		1,234,613
Communications equipment—0.2%
Arista Networks, Inc.*	2,353	561,143

Consumer finance—1.9%
American Express Co.	23,695	2,660,238
Synchrony Financial	69,675	1,810,156
		4,470,394
Distributors—0.4%
LKQ Corp.*	30,169	839,905

Diversified telecommunication services—0.1%
Verizon Communications, Inc.	4,726	284,978

Electrical equipment—0.6%
Rockwell Automation, Inc.	4,343	757,159
Sensata Technologies Holding PLC*	13,082	605,173
		1,362,332
Electronic equipment, instruments & components—0.3%
Jabil, Inc.	24,151	603,051

Energy equipment & services—0.3%
Halliburton Co.	24,033	755,357

Entertainment—1.8%
Electronic Arts, Inc.*	6,050	508,623
Netflix, Inc.*	1,897	542,789
Take-Two Interactive Software, Inc.*	10,916	1,197,158
Walt Disney Co./The	17,374	2,006,523
		4,255,093
Equity real estate investment trusts—0.9%
Crown Castle International Corp.	8,100	930,690

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Simon Property Group, Inc.	6,430	1,193,987
		2,124,677
Food products—0.4%
Mondelez International, Inc., Class A	23,082	1,038,228

Health care equipment & supplies—1.1%
Abbott Laboratories	11,335	839,357
Cooper Cos., Inc./The	2,551	711,295
Danaher Corp.	5,008	548,576
LivaNova PLC*	4,100	414,879
		2,514,107
Health care providers & services—1.7%
Anthem, Inc.	3,219	933,735
HealthEquity, Inc.*	2,964	262,877
Laboratory Corp. of America Holdings*	6,854	998,217
UnitedHealth Group, Inc.	6,403	1,801,548
		3,996,377
Hotels, restaurants & leisure—0.7%
Hyatt Hotels Corp., Class A	5,915	421,799
McDonald’s Corp.	1,848	348,366
Norwegian Cruise Line Holdings Ltd.*	17,606	903,540
		1,673,705
Household durables—0.6%
Newell Brands, Inc.[1]	58,552	1,370,117

Insurance—1.6%
Marsh & McLennan Cos., Inc.	25,697	2,279,324
MetLife, Inc.	32,219	1,437,934
		3,717,258
Interactive media & services—2.2%
Alphabet, Inc., Class A*	1,860	2,063,949
Facebook, Inc., Class A*	18,702	2,629,688

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
IAC/InterActiveCorp.*	2,350	418,206
		5,111,843
Internet & direct marketing retail—2.6%
Alibaba Group Holding Ltd., ADR*	1,405	226,008
Amazon.com, Inc.*	3,222	5,445,727
Expedia Group, Inc.	4,842	584,865
		6,256,600
IT services—2.1%
GoDaddy, Inc., Class A*	7,770	507,070
MasterCard, Inc., Class A	1,088	218,764
Square, Inc., Class A*,1	5,857	409,053
Visa, Inc., Class A	20,715	2,935,523
Worldpay, Inc., Class A*	10,775	924,603
		4,995,013
Life sciences tools & services—0.3%
Bio-Rad Laboratories, Inc., Class A*	2,902	796,483

Machinery—1.7%
AGCO Corp.	16,190	966,219
Caterpillar, Inc.	6,598	895,151
Gardner Denver Holdings, Inc.*	59,097	1,462,651
Wabtec Corp.	6,532	617,927
		3,941,948
Metals & mining—0.4%
Steel Dynamics, Inc.	26,526	933,715

Multiline retail—0.3%
Dollar General Corp.	6,698	743,411

Oil, gas & consumable fuels—1.0%
Concho Resources, Inc.*	8,440	1,100,070
Hess Corp.	21,909	1,180,676
		2,280,746
Personal products—0.3%
Estee Lauder Cos., Inc./The, Class A	4,602	656,521

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—2.0%
Allergan PLC	10,061	1,575,553
Eli Lilly & Co.	6,185	733,788
Johnson & Johnson	17,163	2,521,245
		4,830,586
Road & rail—0.4%
Union Pacific Corp.	6,474	995,572

Semiconductors & semiconductor equipment—3.8%
Broadcom, Inc.	5,697	1,352,525
Cirrus Logic, Inc.*	14,118	528,578
Lam Research Corp.	3,899	611,987
Marvell Technology Group Ltd.	94,927	1,529,274
Microchip Technology, Inc.[1]	7,931	594,825
Micron Technology, Inc.*	34,208	1,319,060
NVIDIA Corp.	3,816	623,649
NXP Semiconductors NV	7,461	622,024
Skyworks Solutions, Inc.	6,891	501,458
Teradyne, Inc.	15,376	548,769
Universal Display Corp.[1]	8,480	778,803
		9,010,952
Software—2.7%
Autodesk, Inc.*	5,025	726,112
Microsoft Corp.	26,184	2,903,544
Salesforce.com, Inc.*	10,477	1,495,697
ServiceNow, Inc.*	3,683	682,349
Ultimate Software Group, Inc./The*	1,937	511,213
		6,318,915
Specialty retail—0.9%
Michaels Cos., Inc./The*,1	48,971	831,038
Ross Stores, Inc.	4,076	357,058
TJX Cos., Inc./The	20,432	998,103
		2,186,199
Technology hardware, storage & peripherals—1.2%
Apple, Inc.	9,883	1,764,906

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	24,011	1,089,859
		2,854,765
Textiles, apparel & luxury goods—0.6%
Lululemon Athletica, Inc.*	2,448	324,482
NIKE, Inc., Class B	13,832	1,039,060
		1,363,542
Tobacco—1.0%
Philip Morris International, Inc.	26,635	2,304,727

Wireless telecommunication services—0.3%
T-Mobile US, Inc.*	9,923	679,229
Total common stocks (cost—$92,597,584)		102,249,272

Investment company—4.0%
iShares Russell 1000 Value ETF (cost—$8,305,506)	77,650	9,588,222

Preferred stock—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[2,3,4] (cost—$0)	35,000	0

	Face amount ($)
US government obligations—5.9%
US Treasury Bonds
2.750%, due 08/15/42	445,000	405,211
3.000%, due 05/15/47	121,000	114,151
3.000%, due 08/15/48	430,000	405,090
3.125%, due 02/15/43	435,000	422,341
3.125%, due 05/15/48	1,405,000	1,356,319
3.750%, due 11/15/43	395,000	425,119
US Treasury Inflation Index Notes (TIPS)
0.500%, due 01/15/28	747,060	709,979
0.625%, due 04/15/23	752,032	737,853
US Treasury Notes
2.750%, due 09/15/21	5,480,000	5,469,511

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—(concluded)
2.750%, due 08/31/23	250,000	249,043
2.875%, due 09/30/23	400,000	400,469
2.875%, due 10/31/23	2,600,000	2,603,555
2.875%, due 08/15/28	600,000	593,156
Total US government obligations (cost—$14,005,348)		13,891,797

Mortgage & agency debt securities—7.3%
Federal Home Loan Mortgage Corporation Certificates,
3.000%, due 11/01/46	297,284	283,715
3.000%, due 07/01/47	461,694	440,502
3.000%, due 08/01/47	394,973	376,813
4.000%, due 08/01/47	87,861	88,521
4.000%, due 11/01/47	297,604	299,592
4.000%, due 12/01/47	506,001	510,009
4.500%, due 06/01/47	329,524	339,258
5.000%, due 03/01/38	24,472	25,938
5.000%, due 11/01/38	618	646
5.500%, due 05/01/37	179,548	195,403
5.500%, due 08/01/40	24,648	26,447
6.500%, due 08/01/28	60,505	66,357
Federal National Mortgage Association Certificates,
1.875%, due 09/24/26	200,000	182,389
2.375%, due 01/19/23	590,000	577,313
3.500%, due 12/01/47	399,993	392,515
3.500%, due 02/01/48	2,108,193	2,068,776
3.500%, due 03/01/48	902,214	885,335
4.000%, due 12/01/39	86,930	88,088
4.000%, due 02/01/41	48,121	48,768
4.000%, due 08/01/45	230,287	232,577
4.000%, due 06/01/47	1,393,864	1,402,861
4.000%, due 11/01/47	225,418	226,844
4.000%, due 07/01/48	1,266,761	1,274,773
4.500%, due 09/01/37	233,940	241,948
4.500%, due 07/01/47	253,862	261,286
5.000%, due 10/01/39	9,887	10,413
5.000%, due 05/01/40	15,831	16,785
5.500%, due 08/01/39	87,017	93,219
7.000%, due 08/01/32	144,915	163,291
7.500%, due 02/01/33	2,442	2,609
Government National Mortgage Association Certificate I,
4.000%, due 07/15/42	70,569	71,925
Government National Mortgage Association Certificates II,

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
3.000%, due 08/20/46	1,375,240	1,326,460
3.000%, due 01/20/47	166,445	160,430
3.000%, due 07/20/47	513,114	494,408
3.000%, due 08/20/47	386,430	372,318
3.000%, due 09/20/47	624,302	601,457
3.500%, due 04/20/47	2,767,997	2,738,414
4.500%, due 08/20/48	421,874	435,495
6.000%, due 11/20/28	570	619
6.000%, due 02/20/29	1,361	1,478
6.000%, due 02/20/34	247,296	260,616
Total mortgage & agency debt securities (cost—$17,638,526)		17,286,611

Asset-backed securities—2.7%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	174,057
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,188
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	123,679
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
2.986%, due 05/15/28[5]	350,000	343,153
Dell Equipment Finance Trust,
Series 2018-1, Class C,
3.530%, due 06/22/23[6]	331,000	329,295
Series 2018-1, Class D,
3.850%, due 06/24/24[6]	210,000	209,235
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[6]	228,888	229,347
Series 2015-DA, Class D,
4.590%, due 01/17/23[6]	200,000	201,524
Series 2016-BA, Class C,
3.190%, due 07/15/22[6]	193,761	193,763
Series 2017-1, Class D,
3.840%, due 03/15/23	125,000	125,042
Series 2017-2, Class B,
2.250%, due 06/15/21	124,550	124,424
Series 2017-2, Class C,
2.750%, due 09/15/23	150,000	149,566
Series 2017-3, Class B,
2.300%, due 05/17/21	146,277	146,027
Series 2018-2, Class D,
4.140%, due 08/15/24	350,000	348,450

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	249,176
Exeter Automobile Receivables Trust,
Series 2018-1, Class AD,
3.530%, due 11/15/23[6]	150,000	148,331
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
3.553%, due 03/17/37[5,6]	150,000	149,179
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	300,000	298,714
Santander Drive Auto Receivables Trust,
Series 2016-3, Class B,
1.890%, due 06/15/21	634,836	633,082
Series 2017-2, Class A3,
1.870%, due 12/15/20	181,687	181,590
Series 2017-2, Class D,
3.490%, due 07/17/23	150,000	149,160
Series 2017-3, Class D,
3.200%, due 11/15/23	325,000	321,058
Series 2018-2, Class C,
3.350%, due 07/17/23	225,000	223,564
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	224,820
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[6]	175,000	172,404
Series 2018-2, Class A2,
3.350%, due 04/26/27[6]	300,000	297,745
Series 2018-2, Class B,
3.790%, due 04/26/27[6]	200,000	198,143
Series 2018-3, Class B,
4.020%, due 08/25/27[6]	200,000	199,463
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	225,000	217,747
Total asset-backed securities (cost—$6,517,437)		6,486,926

Commercial mortgage-backed securities—2.7%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
4.407%, due 04/15/35[5,6]	200,000	199,686
Bank,
Series 2017-BNK7, Class C,
4.192%, due 09/15/60[7]	200,000	188,337
Series 2018-BNK14, Class E,
3.000%, due 09/15/60[6,7]	350,000	265,718

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[6]	350,000	356,192
BENCHMARK Mortgage Trust,
Series 2018-B1, Class D,
2.750%, due 01/15/51[6]	350,000	263,804
CHT Mortgage Trust,
Series 2017-COSMO, Class D,
1 mo. USD LIBOR + 2.250%,
4.557%, due 11/15/36[5,6]	375,000	376,101
Citigroup Commercial Mortgage Trust,
Series 2017-P8, Class D,
3.000%, due 09/15/50[6]	300,000	230,553
COMM Mortgage Trust,
Series 2015-CCRE24, Class A5,
3.696%, due 08/10/48	550,000	547,524
Series 2015-CCRE24, Class D,
3.463%, due 08/10/48[7]	150,000	125,561
Series 2015-PC1, Class A4,
3.620%, due 07/10/50	350,000	346,352
Series 2016-DC2, Class A5,
3.765%, due 02/10/49	160,000	159,099
Series 2018-COR3, Class C,
4.713%, due 05/10/51[7]	127,000	124,370
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	250,000	249,330
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[6,7]	50,000	48,447
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
1 mo. USD LIBOR + 3.900%,
5.703%, due 07/15/31[5,6]	155,365	155,178
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[6]	425,000	415,668
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 1.840%,
4.357%, due 02/15/35[5,6]	150,000	149,810
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	247,247
Series 2015-C29, Class D,
3.809%, due 05/15/48[7]	150,000	119,854
Series 2016-C2, Class D,
3.554%, due 06/15/49[6,7]	300,000	244,180
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	260,000	259,201
Series 2017-C34, Class C,
4.326%, due 11/15/52[7]	150,000	140,775
Morgan Stanley Capital I,

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
Series 2017-HR2, Class C,
4.369%, due 12/15/50[7]	250,000	238,709
Series 2017-HR2, Class D,
2.730%, due 12/15/50	125,000	98,223
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.998%, due 05/15/51[7]	150,000	148,513
Series 2018-C46, Class C,
5.146%, due 08/15/51	400,000	399,349
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
1 mo. USD LIBOR + 2.571%,
4.878%, due 11/15/29[5,6]	180,771	181,213
Total commercial mortgage-backed securities (cost—$6,463,056)		6,278,994

Corporate bonds—11.1%
Aerospace & defense—0.1%
BBA US Holdings, Inc.
5.375%, due 05/01/26[6]	10,000	9,675
DynCorp International, Inc.
10.375% Cash, 1.500% PIK,
11.875%, due 11/30/20[8]	65,978	68,452
TransDigm, Inc.
6.500%, due 07/15/24	75,000	75,188
United Technologies Corp.
4.125%, due 11/16/28	150,000	147,326
		300,641
Auto & truck—0.1%
IHO Verwaltungs GmbH
4.500% Cash or 5.250% PIK,
4.500%, due 09/15/23[6,8]	200,000	186,000

Auto loans—0.0%†
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,626
3.700%, due 11/24/20	60,000	59,605
		109,231
Automobile OEM—0.1%
Ford Motor Co.
4.750%, due 01/15/43	60,000	45,310
7.450%, due 07/16/31	11,000	11,315

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Automobile OEM—(concluded)
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	156,258
General Motors Co.
6.750%, due 04/01/46	100,000	97,002
		309,885
Automotive parts—0.0%†
Allison Transmission, Inc.
5.000%, due 10/01/24[6]	40,000	38,450
Meritor, Inc.
6.250%, due 02/15/24	50,000	48,375
		86,825
Banking-non-US—0.3%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	49,285
Barclays Bank PLC
10.179%, due 06/12/21[6]	80,000	90,347
Barclays PLC
4.337%, due 01/10/28	305,000	279,829
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	112,120
National Westminster Bank PLC,
Series C,
3 mo. USD LIBID + 0.250%,
2.988%, due 02/28/19[5,9]	80,000	60,800
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31),
7.648%, due 09/30/31[9]	50,000	62,062
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37),
7.014%, due 07/30/37[6,9]	100,000	101,250
		755,693
Banking-US—1.2%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	138,429
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	67,178
Capital One Financial Corp.
3.750%, due 07/28/26	270,000	245,327
Citigroup, Inc.
5.500%, due 09/13/25	550,000	572,990

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[9]	40,000	39,288
Goldman Sachs Group, Inc./The
2.875%, due 02/25/21	120,000	117,705
5.150%, due 05/22/45	180,000	172,038
5.750%, due 01/24/22	400,000	419,611
JPMorgan Chase & Co.
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	150,000	130,750
4.625%, due 05/10/21	260,000	266,207
Series V,
(fixed, converts to FRN on 07/01/19),
5.000%, due 07/01/19[9]	75,000	74,745
Morgan Stanley
4.875%, due 11/01/22	170,000	173,644
Morgan Stanley GMTN
4.350%, due 09/08/26	365,000	354,232
Wells Fargo & Co.
5.375%, due 11/02/43	70,000	71,604
		2,843,748
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36[6]	150,000	141,305
4.900%, due 02/01/46[6]	30,000	28,045
		169,350
Building materials—0.1%
Boise Cascade Co.
5.625%, due 09/01/24[6]	40,000	38,400
Builders FirstSource, Inc.
5.625%, due 09/01/24[6]	78,000	71,662
Jeld-Wen, Inc.
4.625%, due 12/15/25[6]	10,000	8,950
4.875%, due 12/15/27[6]	15,000	13,088
Masco Corp.
4.450%, due 04/01/25	80,000	79,619
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[6]	35,000	32,200

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
10.125%, due 04/01/22[6]	75,000	77,250
		321,169
Chemicals—0.2%
Hexion, Inc.
6.625%, due 04/15/20	30,000	24,788
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.000%, due 04/15/25[6]	60,000	54,450
NOVA Chemicals Corp.
5.250%, due 06/01/27[6]	75,000	68,719
RPM International, Inc.
4.250%, due 01/15/48	50,000	40,302
Sherwin-Williams Co./The
3.450%, due 06/01/27	80,000	73,260
4.200%, due 01/15/22	60,000	60,478
Tronox, Inc.
6.500%, due 04/15/26[6]	50,000	43,250
W.R. Grace & Co.-Conn.
5.625%, due 10/01/24[6]	50,000	50,610
		415,857
Commercial services—0.2%
AECOM
5.125%, due 03/15/27	75,000	68,212
APX Group, Inc.
7.625%, due 09/01/23	70,000	56,875
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[6]	50,000	48,500
Brand Industrial Services, Inc.
8.500%, due 07/15/25[6]	15,000	13,238
Garda World Security Corp.
8.750%, due 05/15/25[6]	40,000	36,500
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[6]	75,000	69,375
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[6]	69,000	73,140
Refinitiv US Holdings, Inc.
8.250%, due 11/15/26[6]	10,000	9,525

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
RR Donnelley & Sons Co.
7.875%, due 03/15/21	10,000	10,300
		385,665
Consumer products—0.1%
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	45,352
Party City Holdings, Inc.
6.125%, due 08/15/23[6]	50,000	50,125
6.625%, due 08/01/26[6]	25,000	24,130
		119,607
Consumer services—0.1%
Tutor Perini Corp.
6.875%, due 05/01/25[6]	30,000	28,800
XLIT Ltd.
6.250%, due 05/15/27	50,000	56,436
6.375%, due 11/15/24	40,000	44,512
		129,748
Diversified manufacturing—0.2%
Bombardier, Inc.
8.750%, due 12/01/21[6]	100,000	103,125
Eaton Corp.
2.750%, due 11/02/22	70,000	67,259
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	100,874
3.500%, due 03/01/24	110,000	110,287
Terex Corp.
5.625%, due 02/01/25[6]	35,000	32,211
		413,756
Electric-generation—0.1%
Calpine Corp.
5.375%, due 01/15/23	70,000	66,325
NRG Energy, Inc.
6.625%, due 01/15/27	40,000	40,747

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
7.250%, due 05/15/26	35,000	37,012
		144,084
Electric-integrated—0.7%
Alabama Power Co.
6.000%, due 03/01/39	30,000	35,196
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	80,451
4.450%, due 01/15/49[6]	100,000	95,260
Cleveland Electric Illuminating Co./The
5.950%, due 12/15/36	100,000	110,473
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	51,769
DTE Electric Co.
3.700%, due 03/15/45	50,000	44,885
Exelon Corp.
3.400%, due 04/15/26	120,000	112,109
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	168,926
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	53,969
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	100,000	97,280
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	50,000	49,654
Northern States Power Co.
2.600%, due 05/15/23	50,000	48,167
3.600%, due 05/15/46	30,000	26,409
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	36,367
Pacific Gas & Electric Co.
2.950%, due 03/01/26	80,000	66,014
5.800%, due 03/01/37	40,000	36,965
Qorvo, Inc.
5.500%, due 07/15/26[6]	30,000	29,100
Southern Power Co.
5.250%, due 07/15/43	60,000	58,718
Talen Energy Supply LLC
10.500%, due 01/15/26[6]	35,000	30,362
TerraForm Power Operating LLC
5.000%, due 01/31/28[6]	15,000	13,430

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	59,502
Vistra Energy Corp.
7.375%, due 11/01/22	150,000	155,625
Vistra Operations Co. LLC
5.500%, due 09/01/26[6]	85,000	83,619
Waste Pro USA, Inc.
5.500%, due 02/15/26[6]	25,000	23,000
		1,567,250
Electronics—0.0%†
Resideo Funding, Inc.
6.125%, due 11/01/26[6]	10,000	9,963

Energy-independent—0.5%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	20,000	23,202
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[6]	20,000	18,750
10.000%, due 04/01/22[6]	29,000	30,667
California Resources Corp.
8.000%, due 12/15/22[6]	50,000	38,000
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	80,000	76,421
3.850%, due 06/01/27	200,000	187,470
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	40,000	38,100
Chesapeake Energy Corp.
7.500%, due 10/01/26	15,000	13,913
8.000%, due 06/15/27	25,000	23,750
Continental Resources, Inc.
5.000%, due 09/15/22	80,000	80,009
Denbury Resources, Inc.
5.500%, due 05/01/22	30,000	22,959
7.500%, due 02/15/24[6]	10,000	8,838
9.000%, due 05/15/21[6]	60,000	60,150
Devon Energy Corp.
4.000%, due 07/15/21	50,000	50,008
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[6]	15,000	15,412
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	45,750

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
6.375%, due 05/15/25	75,000	68,062
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[6]	40,000	37,000
6.250%, due 11/01/28[6]	10,000	9,375
MEG Energy Corp.
6.500%, due 01/15/25[6]	15,000	15,300
7.000%, due 03/31/24[6]	15,000	14,044
Noble Energy, Inc.
5.050%, due 11/15/44	75,000	65,273
Oasis Petroleum, Inc.
6.250%, due 05/01/26[6]	35,000	32,375
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	48,240
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[6]	60,000	57,450
5.625%, due 10/15/27[6]	15,000	14,250
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	23,812
SM Energy Co.
6.125%, due 11/15/22	38,000	37,430
6.625%, due 01/15/27	10,000	9,550
Whiting Petroleum Corp.
6.250%, due 04/01/23	35,000	34,391
6.625%, due 01/15/26	30,000	28,875
WPX Energy, Inc.
5.250%, due 09/15/24	20,000	19,000
5.750%, due 06/01/26	35,000	33,600
		1,281,426
Energy-integrated—0.0%†
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	88,390

Energy-refining & marketing—0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	20,000	17,925
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	49,125
Marathon Petroleum Corp.
4.750%, due 09/15/44	60,000	53,407

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-refining & marketing—(concluded)
Sunoco LP/Sunoco Finance Corp.
5.875%, due 03/15/28	15,000	14,194
		134,651
Finance-captive automotive—0.0%†
KKR Group Finance Co. II LLC
5.500%, due 02/01/43[6]	100,000	101,217

Finance-diversified—0.2%
Bank of America Corp.
6.110%, due 01/29/37	150,000	163,572
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	88,134
Bank of America Corp. MTN
4.200%, due 08/26/24	220,000	217,188
NFP Corp.
6.875%, due 07/15/25[6]	8,000	7,580
Quicken Loans, Inc.
5.750%, due 05/01/25[6]	60,000	56,850
		533,324
Finance-non-captive diversified—0.0%†
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	98,500

Finance-other—0.6%
Dana Financing Luxembourg Sarl
5.750%, due 04/15/25[6]	55,000	52,250
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	190,110
General Electric Co. GMTN
6.000%, due 08/07/19	65,000	65,735
General Electric Co. MTN
4.650%, due 10/17/21	100,000	98,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,569
International Lease Finance Corp.
5.875%, due 08/15/22	320,000	335,446
KfW
4.152%, due 04/18/36[10]	105,000	58,006
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 10/01/25[6]	65,000	59,312

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	150,000	150,059
Navient Corp. MTN
7.250%, due 01/25/22	50,000	51,000
Park Aerospace Holdings Ltd.
4.500%, due 03/15/23[6]	25,000	24,313
5.500%, due 02/15/24[6]	50,000	50,306
Springleaf Finance Corp.
5.625%, due 03/15/23	35,000	33,688
8.250%, due 12/15/20	125,000	131,975
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[6]	55,000	55,676
		1,391,683
Food/beverage—0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC
6.625%, due 06/15/24	20,000	19,275
JBS USA LUX SA/JBS USA Finance, Inc.
6.750%, due 02/15/28[6]	50,000	48,500
7.250%, due 06/01/21[6]	35,000	35,394
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	36,037
5.200%, due 07/15/45	20,000	18,190
Kroger Co./The
2.800%, due 08/01/22	100,000	96,562
3.850%, due 08/01/23	160,000	159,022
Post Holdings, Inc.
5.500%, due 03/01/25[6]	45,000	42,919
		455,899
Gaming—0.1%
Eldorado Resorts, Inc.
6.000%, due 09/15/26[6]	40,000	38,700
International Game Technology PLC
6.250%, due 01/15/27[6]	25,000	25,016
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[6]	35,000	36,739
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	35,033
Penn National Gaming, Inc.
5.625%, due 01/15/27[6]	80,000	73,600

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Scientific Games International, Inc.
10.000%, due 12/01/22	55,000	57,090
		266,178
Gas distributors—0.0%†
Sempra Energy
9.800%, due 02/15/19	90,000	91,134

Gas pipelines—0.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[6]	75,000	74,250
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	82,400
Energy Transfer Operating LP
9.000%, due 04/15/19	110,000	112,232
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	39,270
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	46,750
6.250%, due 05/15/26	35,000	30,800
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[6]	30,000	29,100
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	185,000	188,761
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	117,166
MPLX LP
4.875%, due 06/01/25	70,000	70,409
NGPL PipeCo LLC
4.875%, due 08/15/27[6]	35,000	33,425
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	24,937
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	180,000	179,537
Sunoco Logistics Partners Operations LP
4.000%, due 10/01/27	50,000	45,410
5.400%, due 10/01/47	100,000	88,907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[6]	30,000	29,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	75,000	69,316

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	79,001
		1,341,146
Health care—0.4%
Abbott Laboratories
3.750%, due 11/30/26	62,000	60,647
Centene Corp.
5.375%, due 06/01/26[6]	25,000	25,156
6.125%, due 02/15/24	50,000	51,995
CHS/Community Health Systems, Inc.
6.250%, due 03/31/23	35,000	32,463
DaVita, Inc.
5.000%, due 05/01/25	65,000	61,100
Medtronic, Inc.
4.375%, due 03/15/35	115,000	115,378
Molina Healthcare, Inc.
4.875%, due 06/15/25[6]	30,000	28,350
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[6]	30,000	29,888
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	33,579
5.125%, due 05/01/25	25,000	23,703
8.125%, due 04/01/22	120,000	124,350
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	63,953
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	93,231
WellCare Health Plans, Inc.
5.250%, due 04/01/25	65,000	64,431
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	200,000	197,326
4.250%, due 08/15/35	50,000	43,785
		1,049,335
Health care providers & services—0.1%
Envision Healthcare Corp.
8.750%, due 10/15/26[6]	25,000	23,435
HCA, Inc.
5.375%, due 02/01/25	135,000	135,844
Hologic, Inc.
4.375%, due 10/15/25[6]	10,000	9,500

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
4.625%, due 02/01/28[6]	10,000	9,356
MEDNAX, Inc.
6.250%, due 01/15/27[6]	20,000	19,925
		198,060
Home construction—0.0%†
Beazer Homes USA, Inc.
5.875%, due 10/15/27	25,000	20,500
M/I Homes, Inc.
5.625%, due 08/01/25	40,000	36,800
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[6]	45,000	41,400
		98,700
Household durables—0.0%†
Lennar Corp.
5.250%, due 06/01/26	25,000	23,938

Insurance-life—0.2%
Aon PLC
3.875%, due 12/15/25	60,000	58,521
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	70,000	78,231
MetLife, Inc.
4.125%, due 08/13/42	80,000	72,968
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	110,000	136,060
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[6]	100,000	93,907
		439,687
Insurance-personal & casualty—0.0%†
HUB International Ltd.
7.000%, due 05/01/26[6]	50,000	47,625

Leisure—0.1%
NCL Corp. Ltd.
4.750%, due 12/15/21[6]	36,000	36,090
Viking Cruises Ltd.
5.875%, due 09/15/27[6]	65,000	61,100

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Leisure—(concluded)
VOC Escrow Ltd.
5.000%, due 02/15/28[6]	40,000	36,950
		134,140
Lodging—0.1%
Boyne USA, Inc.
7.250%, due 05/01/25[6]	20,000	20,800
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[6]	35,000	32,112
Hilton Domestic Operating Co., Inc.
4.250%, due 09/01/24	35,000	33,378
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[6]	40,000	41,000
10.250%, due 11/15/22[6]	60,000	64,800
		192,090
Machinery-diversified—0.1%
Cloud Crane LLC
10.125%, due 08/01/24[6]	90,000	95,877
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	39,481
SPX FLOW, Inc.
5.625%, due 08/15/24[6]	34,000	32,852
Tennant Co.
5.625%, due 05/01/25	30,000	29,063
United Rentals North America, Inc.
5.875%, due 09/15/26	40,000	38,554
6.500%, due 12/15/26	25,000	25,094
		260,921
Manufacturing-diversified—0.0%†
Mueller Water Products, Inc.
5.500%, due 06/15/26[6]	45,000	44,550

Media—0.1%
Altice Luxembourg SA
7.750%, due 05/15/22[6]	200,000	190,500

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Gray Escrow, Inc.
7.000%, due 05/15/27[6]	35,000	35,525
		226,025
Media-broadcast/outdoor—0.3%
21st Century Fox America, Inc.
4.950%, due 10/15/45	120,000	127,176
CBS Radio, Inc.
7.250%, due 11/01/24[6]	40,000	38,300
Clear Channel Worldwide Holdings, Inc.,
Series A,
6.500%, due 11/15/22	100,000	100,938
Series B,
7.625%, due 03/15/20	50,000	49,938
Netflix, Inc.
5.875%, due 02/15/25	100,000	102,000
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[6]	50,000	48,250
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[6]	75,000	73,342
Sirius XM Radio, Inc.
5.375%, due 04/15/25[6]	100,000	98,500
Walt Disney Co./The GMTN
2.150%, due 09/17/20	50,000	49,006
		687,450
Media-cable—0.5%
Altice France SA
6.250%, due 05/15/24[6]	200,000	193,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[6]	20,000	18,950
5.750%, due 02/15/26[6]	85,000	85,001
5.875%, due 04/01/24[6]	150,000	151,312
5.875%, due 05/01/27[6]	75,000	73,781
Comcast Corp.
3.969%, due 11/01/47	135,000	116,148
4.600%, due 10/15/38	75,000	73,458
4.700%, due 10/15/48	75,000	73,189
DISH DBS Corp.
5.875%, due 11/15/24	75,000	63,938
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	40,805

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	60,734
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	25,373
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	40,077
Unitymedia GmbH
6.125%, due 01/15/25[6]	200,000	203,938
		1,219,954
Media-diversified—0.0%†
TEGNA, Inc.
6.375%, due 10/15/23	100,000	102,250

Media-non cable—0.1%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	125,000	110,312
8.000%, due 02/15/24[6]	20,000	20,926
8.500%, due 10/15/24[6]	25,000	24,753
9.750%, due 07/15/25[6]	25,000	25,813
		181,804
Metals & mining—0.2%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[6]	10,000	10,325
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	23,219
5.450%, due 03/15/43	30,000	24,525
6.875%, due 02/15/23	15,000	15,619
Hudbay Minerals, Inc.
7.250%, due 01/15/23[6]	35,000	35,044
7.625%, due 01/15/25[6]	25,000	24,812
Novelis Corp.
5.875%, due 09/30/26[6]	50,000	46,625
Southern Copper Corp.
6.750%, due 04/16/40	90,000	96,385
Teck Resources Ltd.
6.250%, due 07/15/41	95,000	93,694
TMS International Corp.
7.250%, due 08/15/25[6]	50,000	49,000
United States Steel Corp.
6.650%, due 06/01/37	15,000	12,038

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Vale Overseas Ltd.
4.375%, due 01/11/22	15,000	15,206
		446,492
Oil & gas—0.4%
Callon Petroleum Co.
6.125%, due 10/01/24	15,000	14,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25	35,000	33,600
Diamondback Energy, Inc.
4.750%, due 11/01/24[6]	55,000	53,350
5.375%, due 05/31/25	15,000	14,831
Ecopetrol SA
5.375%, due 06/26/26	225,000	223,087
Ensco PLC
5.750%, due 10/01/44	10,000	6,150
7.750%, due 02/01/26	25,000	20,625
Equinor ASA
4.800%, due 11/08/43	50,000	52,257
Marathon Oil Corp.
4.400%, due 07/15/27	200,000	191,584
Noble Holding International Ltd.
6.200%, due 08/01/40	35,000	23,625
Precision Drilling Corp.
5.250%, due 11/15/24	35,000	31,070
7.750%, due 12/15/23	15,000	14,850
Rowan Cos., Inc.
7.375%, due 06/15/25	25,000	22,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	20,000	19,400
Suncor Energy, Inc.
4.000%, due 11/15/47	50,000	42,553
Transocean Guardian Ltd.
5.875%, due 01/15/24[6]	10,000	9,750
Transocean Pontus Ltd.
6.125%, due 08/01/25[6]	10,000	9,750

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Transocean, Inc.
9.000%, due 07/15/23[6]	65,000	66,422
		849,504
Oil field equipment & services—0.0%†
Calfrac Holdings LP
8.500%, due 06/15/26[6]	35,000	29,050
Nine Energy Service, Inc.
8.750%, due 11/01/23[6]	35,000	34,519
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[6]	20,000	20,200
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26[6]	25,000	24,406
Weatherford International Ltd.
9.875%, due 02/15/24	15,000	10,050
		118,225
Packaging & containers—0.1%
BWAY Holding Co.
7.250%, due 04/15/25[6]	25,000	22,687
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26[6]	25,000	24,095
Flex Acquisition Co., Inc.
7.875%, due 07/15/26[6]	65,000	61,262
OI European Group BV
4.000%, due 03/15/23[6]	15,000	14,025
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[6]	75,000	75,000
Trident Merger Sub, Inc.
6.625%, due 11/01/25[6]	25,000	22,438
		219,507
Pharmaceuticals—0.5%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	118,234
3.200%, due 05/14/26	30,000	27,584
Actavis Funding SCS
3.000%, due 03/12/20	50,000	49,679
3.800%, due 03/15/25	90,000	86,326
Bausch Health Cos., Inc.
5.875%, due 05/15/23[6]	90,000	87,412
6.500%, due 03/15/22[6]	25,000	25,844

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
7.000%, due 03/15/24[6]	60,000	62,775
9.000%, due 12/15/25[6]	70,000	73,850
Biogen, Inc.
4.050%, due 09/15/25	100,000	98,812
5.200%, due 09/15/45	50,000	50,094
Eagle Holding Co. II LLC
7.625% Cash or 8.375% PIK,
7.625%, due 05/15/22[6,8]	10,000	9,988
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	77,716
Endo Finance LLC
5.750%, due 01/15/22[6]	25,000	22,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[6]	50,000	49,375
Mylan NV
3.950%, due 06/15/26	150,000	137,764
Pfizer, Inc.
7.200%, due 03/15/39	120,000	163,595
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	50,000	47,932
		1,189,230
Railroads—0.1%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	60,000	64,352
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	69,512
Union Pacific Corp.
4.050%, due 11/15/45	70,000	62,422
		196,286
Real estate investment trusts—0.1%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	68,033
Boston Properties LP
2.750%, due 10/01/26	40,000	35,801
ERP Operating LP
4.750%, due 07/15/20	35,000	35,571
Ventas Realty LP
3.500%, due 02/01/25	35,000	33,289
3.750%, due 05/01/24	90,000	87,769

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	15,008
		275,471
Restaurants—0.1%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[6]	40,000	37,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[6]	35,000	32,805
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	39,995
3.800%, due 04/01/28	100,000	97,046
4.875%, due 12/09/45	20,000	19,909
		227,455
Retail-specialty—0.1%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	24,875
CVS Health Corp.
3.500%, due 07/20/22	60,000	59,190
4.300%, due 03/25/28	165,000	160,723
Home Depot, Inc./The
2.125%, due 09/15/26	50,000	44,404
3.350%, due 09/15/25	40,000	39,160
JC Penney Corp., Inc.
5.875%, due 07/01/23[6]	25,000	20,687
		349,039
Technology-hardware—0.1%
Equinix, Inc.
5.375%, due 05/15/27	65,000	64,025
NCR Corp.
6.375%, due 12/15/23	75,000	74,062
Western Digital Corp.
4.750%, due 02/15/26	50,000	45,750
		183,837
Technology-software—0.6%
Apple, Inc.
3.850%, due 05/04/43	210,000	192,957
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	36,174

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Technology-software—(concluded)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[6]	40,000	38,650
CommScope Technologies Finance LLC
6.000%, due 06/15/25[6]	75,000	69,472
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[6]	50,000	50,054
6.020%, due 06/15/26[6]	100,000	101,132
First Data Corp.
5.750%, due 01/15/24[6]	30,000	30,113
Infor US, Inc.
6.500%, due 05/15/22	100,000	99,500
Iron Mountain, Inc.
4.875%, due 09/15/27[6]	40,000	35,254
Microsoft Corp.
2.375%, due 02/12/22	180,000	175,500
4.450%, due 11/03/45	220,000	227,622
MSCI, Inc.
5.375%, due 05/15/27[6]	15,000	14,863
5.750%, due 08/15/25[6]	25,000	25,313
Oracle Corp.
2.500%, due 05/15/22	80,000	77,519
5.375%, due 07/15/40	70,000	77,535
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,734
1.850%, due 05/15/22	90,000	85,344
		1,366,736
Telecom-wireless—0.2%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	38,764
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	40,333
Sprint Corp.
7.625%, due 02/15/25	75,000	77,156
7.875%, due 09/15/23	100,000	105,000
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	102,875
		364,128
Telephone-integrated—0.4%
AT&T, Inc.
4.350%, due 06/15/45	70,000	57,291

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Telephone-integrated—(concluded)
6.000%, due 08/15/40	170,000	171,462
CenturyLink, Inc.,
Series P,
7.600%, due 09/15/39	30,000	24,900
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[11]	50,000	65,804
Frontier Communications Corp.
8.500%, due 04/01/26[6]	20,000	18,151
9.000%, due 08/15/31	55,000	32,037
11.000%, due 09/15/25	30,000	21,150
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	97,375
Sprint Capital Corp.
8.750%, due 03/15/32	55,000	59,744
Verizon Communications, Inc.
3.376%, due 02/15/25	323,000	310,861
4.862%, due 08/21/46	100,000	95,413
Windstream Services LLC/Windstream Finance Corp.
9.000%, due 06/30/25[6]	28,000	20,440
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[6]	65,000	62,075
		1,036,703
Tobacco—0.2%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	114,589
BAT Capital Corp.
3.222%, due 08/15/24	70,000	64,723
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	127,563
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	70,094
		376,969
Transportation services—0.1%
FedEx Corp.
4.550%, due 04/01/46	130,000	118,279

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Utilities—0.0%†
HD Supply, Inc.
5.375%, due 10/15/26[6]	25,000	24,133
Total corporate bonds (cost—$27,524,739)		26,300,543

Loan assignment—0.0%†
Finance-other—0.0%†
Squaretwo Financial Corp.
11.000%, due 05/24/19[2,3,4] (cost—$32,719)	37,301	4

Non-US government obligations—0.4%
Chile Government International Bond
3.250%, due 09/14/21	100,000	99,625
Colombia Government International Bond
8.125%, due 05/21/24	260,000	303,550
Israel Government International Bond
5.500%, due 09/18/33	175,000	217,710
Panama Government International Bond
6.700%, due 01/26/36	90,000	108,518
8.875%, due 09/30/27	60,000	78,975
Poland Government International Bond
5.000%, due 03/23/22	35,000	36,582
Uruguay Government International Bond
4.125%, due 11/20/45	130,000	111,475
Total non-US government obligations (cost—$990,620)		956,435

Municipal bonds and notes—0.2%
California—0.1%
State of California (Build America Bonds)
7.550%, due 04/01/39	255,000	360,149

New York—0.0%†
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	50,406

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	118,659
Total municipal bonds and notes (cost—$523,157)		529,214

	Number of shares
Short-term investment—20.8%
Investment companies—20.8%
State Street Institutional U.S. Government Money Market Fund (cost—$49,177,544)	49,177,544	49,177,544

Investment of cash collateral from securities loaned—0.3%
Money market fund—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$716,138)	716,138	716,138

	Number of contracts	Notional amount ($)
Option purchased—0.0%†
Call option—0.0%†
S&P 500 Index, strike @ 2,900 expires 12/21/18 (cost—$434,654)	92	26,680,000	30,360
Total investments (cost—$224,927,028)[12]—98.6%			233,492,060
Other assets in excess of liabilities—1.4%			3,404,202
Net assets—100.0%			$236,896,262

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to page 38.

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Futures contracts

Number of contracts		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
442	Russell 1000 Value Index Futures	December 2018	27,640,691	26,796,250	(844,441)
196	Russell 2000 Mini Index Futures	December 2018	16,752,708	15,039,080	(1,713,628)
88	S&P 500 E-Mini Index Futures	December 2018	11,848,394	12,136,520	288,126
US Treasury futures buy contracts:
100	US Treasury Note 10 Year Futures	March 2019	11,903,136	11,945,313	42,177
127	US Treasury Note 5 Year Futures	March 2019	14,318,410	14,346,039	27,629
			82,463,339	80,263,202	(2,200,137)

Index futures sell contracts:
8	NASDAQ 100 E-Mini Index Futures	December 2018	(1,194,526)	(1,111,920)	82,606

US Treasury futures sell contracts:
87	US Treasury Note 2 Year Futures	March 2019	(18,343,284)	(18,355,641)	(12,357)
			(19,537,810)	(19,467,561)	70,249
					(2,129,888)

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13] (%)	Upfront payments received ($)	Value ($)	Unrealized appreciation ($)
CDX North America High Yield 31 Index	USD	5,700	12/20/23	Quarterly	5.000	399,891	(309,595)	90,296
CDX North American Investment Grade 31 Index	USD	7,500	12/20/23	Quarterly	1.000	133,272	(99,361)	33,911
						533,163	(408,956)	124,207

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Total return swap agreement

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13]	Payments received by the Portfolio[13]	Upfront payments received (made) ($)	Value($)	Unrealized depreciation ($)
JPMCB	USD	1,500	03/20/19	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	(22,617)	(22,617)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	102,249,272	—	—	102,249,272
Investment company	9,588,222	—	—	9,588,222
Preferred stock	—	—	0	0
US government obligations	—	13,891,797	—	13,891,797
Mortgage & agency debt securities	—	17,286,611	—	17,286,611
Asset-backed securities	—	6,486,926	—	6,486,926
Commercial mortgage-backed securities	—	6,278,994	—	6,278,994
Corporate bonds	—	26,300,543	—	26,300,543
Loan assignment	—	—	4	4
Non-US government obligations	—	956,435	—	956,435
Municipal bonds and notes	—	529,214	—	529,214
Short-term investment	—	49,177,544	—	49,177,544
Investment of cash collateral from securities loaned	—	716,138	—	716,138
Option purchased	30,360	—	—	30,360
Futures contracts	440,538	—	—	440,538
Total	112,308,392	121,624,202	4	233,932,598

Liabilities
Futures contracts	(2,570,426)	—	—	(2,570,426)
Swap agreements	—	(431,573)	—	(431,573)
Total	(2,570,426)	(431,573)	—	(3,001,999)

At November 30, 2018, there were no transfers between Level 1 and Level 2.

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2018 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that was valued using unobservable inputs for the period ended November 30, 2018:

	Preferred stock	Loan assignment
Beginning balance	$0	$4
Purchases	—	—
Sales	—	—
Accrued discounts/(premiums)	—	2,024
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	—	(2,024)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$4

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at November 30, 2018 was $(2,024).

Portfolio footnotes

†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Illiquid investment at period end. Illiquid assets, in the amount of $3, represented 0.0% of the Fund’s net assets at period end.
5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,890,176, represented 4.8% of the Fund’s net assets at period end.

7

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Perpetual investment. Date shown reflects the next call date.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Includes $4,864,420 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $716,138 and non-cash collateral of $4,289,293.
13	Payments made or received are based on the notional amount.
14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

ADR	American Depositary Receipt
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GS	Goldman Sachs
JPMCB	JPMorgan Chase Bank
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TIPS	Treasury inflation protected securities

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significantevents that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 29, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 29, 2019